CONDENSED BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,999,935
Prepaid expenses and other current assets	1,250	$ 5,000
Total Current Assets	2,001,185	5,000
Cash held in Trust Account	278,002,870
Deferred offering cost		557,663
Total Assets	280,004,055	562,663
Current liabilities:
Accrued offering costs	449,841	531,947
Promissory note with related party loans	212,295	25,716
Accrued expenses	13,952
Total Current Liabilities	676,088	557,663
Warrant liability	16,753,883
Deferred underwriting fee payable	8,505,100
Total Liabilities	25,935,071	557,663
Commitments and Contingencies
Shareholder's Equity
Additional paid-in capital	28,236,868	24,280
Accumulated deficit	(2,254,911)	(20,000)
Total Shareholder's Equity	25,983,027	5,000
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Total Liabilities and Shareholder's Equity	280,004,055	562,663
Class A Common Stock Subject to Redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, 24,300,287 shares	228,085,957
Class A Common Stock Not Subject to Redemption
Shareholder's Equity
Total Shareholder's Equity	350
Common stock	350
Class B Common Stock
Shareholder's Equity
Total Shareholder's Equity	720	720
Common stock	$ 720	$ 720	[1]

[1]	Includes an aggregate of up to 825,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. During February 2021, the Company effectuated a share dividend of 1,006,250 Class B ordinary shares and subsequently issued a cancellation for 131,250 Class B ordinary shares resulting in an aggregate of 6,625,000 founder shares being issued and outstanding. In March 2021, the Company effectuated a share dividend of 575,000 shares resulting in 7,200,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share transactions (see Notes 5 and 8).